28. Other operating expenses, net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net		R$ (71)	R$ (386)	R$ (199)
Tax installments and other tax risks [member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net		(374)	(158)	(217)
Restructuring expenses [member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	[1]	(454)	(267)	(142)
Gain on disposal of property and equipment [member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	[2]	378	39	160
Corporate reorganization [member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	[3]	513
Prevention spending - covid-19 [member]
OtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	[4]	R$ (134)

[1]	amounts related to restructuring expenses in the Brazilian operations and those incurred in connection with the acquisition of Exito Group.
[2]	The net gain on disposal of fixed assets was mainly impacted by Sale and Leaseback operations in the amount of R$187 (see note 1.3), disposal of 3 stores in the city of Curitiba in the amount of R$68 and the disposal of 2 non-core properties in the city of Sao Paulo in the amount of R$190 (see note 32), R$45 in 2019.
[3]	Impacts related to the spin-off of Sendas totaled revenue of R$513 including (i) revaluation of the remaining held in FIC by IFRS10 (50% of the interest held in GPA was transferred to Sendas at fair value price) in the amount of R$573 (see note 1.1) and (ii) costs related to the spin-off (expenses of R$60).
[4]	The expenses incurred as a consequence of the pandemic refer to the purchase of individual protection items and adaptation of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and with cleaning and sanitation services.